Operating Leases - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases Operating [Line Items]
Rental expense	$ 1,536	$ 795
Other Noncurrent Liabilities [Member]
Leases Operating [Line Items]
Deferred rent	$ 48	$ 35
Maximum [Member]
Leases Operating [Line Items]
Lease terms	7 years
Minimum [Member]
Leases Operating [Line Items]
Lease terms	2 years